OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Payables And Accrued Liabilities
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES
	As of March 31, 2025	As of December 31, 2024
Accrued expenses	$274,303	$254,474
Other payable	1,833	381,879
Receipt in advance	734,018	514,903
Total	$1,010,154	$1,151,256

	As of December 31, 2024	As of December 31, 2023
Accrued expenses	$254,474	$351,036
Other payable	381,879	57,503
Receipt in advance	514,903	178,056
Total	$1,151,256	$586,595